Shareholder Fees - Investor - Invesco Premier US Government Money Portfolio - Investor Class	Dec. 18, 2020
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none